Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Carried at Fair Value on a Recurring Basis

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, in its consolidated balance sheets:

	June 30, 2018	December 31, 2017
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$1,854	$90
Foreign exchange forward contracts designated as hedging instruments	-	263

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(320)	(921)
Foreign exchange forward contracts designated as hedging instruments	(540)	-
	$994	$(568)